SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 98.72%
Communication Services — 3.13%
10,107	Nexstar Media Group, Inc., Class A	$1,683,321
60,388	PubMatic, Inc., Class A*	1,103,892
23,260	TechTarget, Inc.*	724,084

		3,511,297

Consumer Discretionary — 11.64%
7,510	Burlington Stores, Inc.*	1,181,999
14,919	Columbia Sportswear Co.	1,152,344
12,782	Dorman Products, Inc.*	1,007,605
13,670	Fox Factory Holding Corp.*	1,483,332
18,989	Gentherm, Inc.*	1,073,068
11,626	Installed Building Products, Inc.	1,629,500
12,368	LCI Industries	1,562,820
24,050	Ollie’s Bargain Outlet Holdings, Inc.*	1,393,217
17,000	Planet Fitness, Inc., Class A*	1,146,480
12,590	Texas Roadhouse, Inc.	1,413,605

		13,043,970

Consumer Staples — 2.87%
6,755	Casey’s General Stores, Inc.	1,647,409
25,931	Performance Food Group Co.*	1,562,084

		3,209,493

Energy — 2.64%
177,610	TechnipFMC Plc*	2,951,878

Financials — 6.46%
11,816	FirstCash Holdings, Inc.	1,102,787
6,602	Jack Henry & Associates, Inc.	1,104,713
5,697	Kinsale Capital Group, Inc.	2,131,817
18,940	Stifel Financial Corp.	1,130,150
9,703	WEX, Inc.*	1,766,625

		7,236,092

Health Care — 19.24%
71,080	Avid Bioservices, Inc.*	992,988
19,241	Azenta, Inc.*	898,170
22,450	Bio-Techne Corp.	1,832,593
41,980	Certara, Inc.*	764,456
6,700	Charles River Laboratories International, Inc.*	1,408,675
17,797	Haemonetics Corp.*	1,515,236
15,244	HealthEquity, Inc.*	962,506
12,520	Henry Schein, Inc.*	1,015,372
21,470	Integer Holdings Corp.*	1,902,457
22,215	Integra LifeSciences Holdings Corp.*	913,703
6,410	Medpace Holdings, Inc.*	1,539,490
29,598	Merit Medical Systems, Inc.*	2,475,577

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
64,220	Neogen Corp.*	$1,396,785
23,380	Omnicell, Inc.*	1,722,404
8,860	Repligen Corp.*	1,253,336
18,340	STAAR Surgical Co.*	964,134

		21,557,882

Industrials — 21.87%
8,100	AGCO Corp.	1,064,502
27,964	Ameresco, Inc., Class A*	1,359,889
12,583	Applied Industrial Technologies, Inc.	1,822,396
12,200	ASGN, Inc.*	922,686
3,860	CACI International, Inc., Class A*	1,315,642
9,330	EnPro Industries, Inc.	1,245,835
9,395	ExlService Holdings, Inc.*	1,419,209
17,309	Helios Technologies, Inc.	1,143,952
15,062	ICF International, Inc.	1,873,562
11,310	John Bean Technologies Corp.	1,371,903
7,057	Landstar System, Inc.	1,358,755
32,594	Mercury Systems, Inc.*	1,127,426
9,121	MSC Industrial Direct Co., Inc., Class A	869,049
6,440	Paylocity Holding Corp.*	1,188,373
6,780	RBC Bearings, Inc.*	1,474,447
10,150	Tetra Tech, Inc.	1,661,960
13,459	Westinghouse Air Brake Technologies Corp.	1,476,049
15,199	Woodward, Inc.	1,807,313

		24,502,948

Information Technology — 25.05%
17,807	Altair Engineering, Inc., Class A*	1,350,483
11,203	Badger Meter, Inc.	1,653,115
9,699	CyberArk Software Ltd.*	1,516,245
22,349	Diodes, Inc.*	2,067,059
29,260	Dynatrace, Inc.*	1,506,012
19,251	Envestnet, Inc.*	1,142,547
29,308	ePlus, Inc.*	1,650,040
11,730	Five9, Inc.*	967,138
4,996	Globant SA*	897,881
4,458	Littelfuse, Inc.	1,298,660
9,033	Manhattan Associates, Inc.*	1,805,516
10,786	Novanta, Inc.*	1,985,703
17,670	Onto Innovation, Inc.*	2,058,025
20,670	Perficient, Inc.*	1,722,431
16,260	Plexus Corp.*	1,597,382
41,270	Sapiens International Corp. NV	1,097,782
10,190	Silicon Laboratories, Inc.*	1,607,371
11,132	SPS Commerce, Inc.*	2,138,012

		28,061,402

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Materials — 4.73%
9,645	AptarGroup, Inc.	$1,117,470
9,068	Balchem Corp.	1,222,457
20,053	HB Fuller Co.	1,433,990
5,612	Reliance Steel & Aluminum Co.	1,524,163

		5,298,080

Real Estate — 1.09%
12,304	Lamar Advertising Co., REIT, Class A	1,221,172

Total Common Stocks (Cost $88,940,715)		110,594,214

Investment Company — 2.11%
2,370,084	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,370,084

Total Investment Company (Cost $2,370,084)		2,370,084

Total Investments (Cost $91,310,799) — 100.83%		$112,964,298
Liabilities in excess of other assets — (0.83)%		(932,448)

NET ASSETS — 100.00%		$112,031,850

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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